Valuation results and net rrading income - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Valuation Results And Net Trading Income [Line Items]
CVA/DVA Adjustments on trading derivatives	€ 17	€ 39	€ (20)
Fair value adjustments on own issued notes	(1)	(424)	302
Interest income on financial assets held for trading	13,412	15,187	13,924
Interest expense on financial liabilities held for trading	13,052	14,922	13,976
Trading securities [member]
Disclosure Of Valuation Results And Net Trading Income [Line Items]
Trading gains and losses relating to trading securities	€ (690)	€ (82)	€ 396